Vanguard® Strategic Small-Cap Equity Fund
Schedule of Investments (unaudited)
As of June 30, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.6%)
Communication Services (3.0%)
*,1	AMC Entertainment Holdings Inc. Class A	135,404	7,675
	New York Times Co. Class A	150,427	6,551
*	Consolidated Communications Holdings Inc.	706,664	6,212
	TEGNA Inc.	309,903	5,814
*	Cargurus Inc.	213,976	5,613
*	Cars.com Inc.	350,811	5,027
	Nexstar Media Group Inc. Class A	16,176	2,392
*	AMC Networks Inc. Class A	31,171	2,082
*	Iridium Communications Inc.	48,730	1,949
*	Yelp Inc. Class A	39,950	1,596
*	Lions Gate Entertainment Corp. Class A	58,880	1,219
*	Gannett Co. Inc.	171,728	943
	Sinclair Broadcast Group Inc. Class A	27,378	909
	Gray Television Inc.	30,456	713
*	fuboTV Inc.	21,059	676
*	EverQuote Inc. Class A	19,194	627
			49,998
Consumer Discretionary (13.5%)
*	Deckers Outdoor Corp.	32,407	12,447
	Brunswick Corp.	101,704	10,132
*	Tenneco Inc. Class A	429,411	8,296
*	frontdoor Inc.	165,606	8,250
	Papa John's International Inc.	70,915	7,406
*	Tri Pointe Homes Inc.	300,769	6,445
*	American Axle & Manufacturing Holdings Inc.	585,202	6,057
	Shutterstock Inc.	58,225	5,716
*	Qurate Retail Inc. Series A	419,284	5,488
*	Signet Jewelers Ltd.	66,817	5,398
*	Gentherm Inc.	64,171	4,559
*	AutoNation Inc.	44,509	4,220
*,1	GameStop Corp. Class A	18,917	4,051
*	Crocs Inc.	34,740	4,048
*	Revolve Group Inc.	57,543	3,965
	H&R Block Inc.	167,100	3,923
*	Adient plc	83,558	3,777
*	Hibbett Inc.	42,090	3,772
	Movado Group Inc.	113,186	3,562
	Kohl's Corp.	63,822	3,517
*	Everi Holdings Inc.	138,978	3,466
	Jack in the Box Inc.	31,054	3,461
	Williams-Sonoma Inc.	21,401	3,417
	Big Lots Inc.	51,539	3,402

		Shares	Market Value ($000)
*	Abercrombie & Fitch Co. Class A	71,908	3,339
*	Skyline Champion Corp.	62,346	3,323
*	Scientific Games Corp. Class A	39,000	3,020
	Texas Roadhouse Inc. Class A	30,420	2,926
	Wendy's Co.	121,842	2,854
*	Bed Bath & Beyond Inc.	82,933	2,761
	Ethan Allen Interiors Inc.	98,520	2,719
	Churchill Downs Inc.	13,464	2,669
	Tempur Sealy International Inc.	66,589	2,610
	Kontoor Brands Inc.	46,050	2,598
*	Stamps.com Inc.	12,950	2,594
*	ODP Corp.	53,488	2,568
	Foot Locker Inc.	40,572	2,500
	Thor Industries Inc.	21,764	2,459
	Wingstop Inc.	14,088	2,221
	Winnebago Industries Inc.	32,445	2,205
*	Lovesac Co.	27,117	2,164
*	Master Craft Boat Holdings Inc.	82,049	2,157
*	Ruth's Hospitality Group Inc.	90,556	2,085
*	Sleep Number Corp.	18,928	2,081
	Del Taco Restaurants Inc.	198,903	1,991
*	Adtalem Global Education Inc.	52,377	1,867
*	Conn's Inc.	68,553	1,748
*	Macy's Inc.	91,934	1,743
*	El Pollo Loco Holdings Inc.	95,102	1,739
*	Fossil Group Inc.	121,434	1,734
*	Asbury Automotive Group Inc.	10,076	1,727
*	WW International Inc.	47,560	1,719
*	Meritage Homes Corp.	18,054	1,698
	Travel + Leisure Co.	28,173	1,675
*	Lumber Liquidators Holdings Inc.	79,326	1,674
	Group 1 Automotive Inc.	10,507	1,623
*	Perdoceo Education Corp.	129,470	1,589
*	MarineMax Inc.	30,766	1,500
*	YETI Holdings Inc.	14,398	1,322
*	Capri Holdings Ltd.	23,116	1,322
*	Brinker International Inc.	21,022	1,300
*	Urban Outfitters Inc.	30,908	1,274
*	Red Robin Gourmet Burgers Inc.	33,775	1,118
	Sonic Automotive Inc. Class A	22,267	996
*	Fiesta Restaurant Group Inc.	71,921	966
*	Floor & Decor Holdings Inc. Class A	8,823	933
*	Overstock.com Inc.	9,872	910
*	Bloomin' Brands Inc.	33,245	902
	Aaron's Co. Inc.	26,685	854
*	Carrols Restaurant Group Inc.	131,378	790
*	Goodyear Tire & Rubber Co.	44,172	758
	Haverty Furniture Cos. Inc.	16,769	717
*	Chuy's Holdings Inc.	18,146	676
*	Dine Brands Global Inc.	7,505	670
*	Malibu Boats Inc. Class A	8,709	639
*	Genesco Inc.	9,167	584
*	Dave & Buster's Entertainment Inc.	13,996	568
*	Penn National Gaming Inc.	7,352	562
	PetMed Express Inc.	16,778	534
*	Groupon Inc. Class A	12,133	524
*	American Public Education Inc.	15,155	429
			224,003

		Shares	Market Value ($000)
Consumer Staples (3.3%)
	Coca-Cola Consolidated Inc.	27,932	11,232
	Sanderson Farms Inc.	37,233	6,999
	John B Sanfilippo & Son Inc.	71,690	6,350
	Ingles Markets Inc. Class A	104,765	6,105
	Vector Group Ltd.	313,938	4,439
*	Central Garden & Pet Co. Class A	73,431	3,547
*	Sprouts Farmers Market Inc.	101,385	2,519
	Nu Skin Enterprises Inc. Class A	44,201	2,504
*	USANA Health Sciences Inc.	22,713	2,326
*	BJ's Wholesale Club Holdings Inc.	48,719	2,318
*	Herbalife Nutrition Ltd.	43,337	2,285
	Medifast Inc.	3,741	1,059
*	United Natural Foods Inc.	28,450	1,052
*	Pilgrim's Pride Corp.	36,120	801
*	BellRing Brands Inc. Class A	19,329	606
	SpartanNash Co.	26,223	506
*	Central Garden & Pet Co.	6,515	345
			54,993
Energy (4.6%)
	Cimarex Energy Co.	133,287	9,657
	APA Corp.	415,977	8,998
	Targa Resources Corp.	172,493	7,667
	Ovintiv Inc.	168,408	5,300
*	Magnolia Oil & Gas Corp. Class A	328,624	5,136
*	Southwestern Energy Co.	826,975	4,689
	Northern Oil and Gas Inc.	196,860	4,089
	Texas Pacific Land Corp.	2,243	3,588
*	Whiting Petroleum Corp.	64,083	3,496
	PDC Energy Inc.	58,663	2,686
*	CONSOL Energy Inc.	138,974	2,567
*	Denbury Inc.	33,198	2,549
	EnLink Midstream LLC	380,743	2,433
*	Oceaneering International Inc.	128,290	1,998
*	Callon Petroleum Co.	29,115	1,680
	Antero Midstream Corp.	151,922	1,578
	International Seaways Inc.	71,766	1,377
*	TechnipFMC plc	143,414	1,298
*	REX American Resources Corp.	13,944	1,258
*	Renewable Energy Group Inc.	13,575	846
*	Arch Resources Inc.	13,535	771
	World Fuel Services Corp.	24,055	763
	Core Laboratories NV	16,465	641
*	W&T Offshore Inc.	131,840	639
*	Range Resources Corp.	37,902	635
	Equitrans Midstream Corp.	53,135	452
			76,791
Financials (15.5%)
	Primerica Inc.	70,373	10,777
	SLM Corp.	509,482	10,669
	FNB Corp.	757,605	9,341
	International Bancshares Corp.	211,796	9,094
	Navient Corp.	442,579	8,555
	Federal Agricultural Mortgage Corp. Class C	83,910	8,299
	Hanover Insurance Group Inc.	57,163	7,754
	Umpqua Holdings Corp.	406,298	7,496
	PennyMac Financial Services Inc.	117,554	7,255

		Shares	Market Value ($000)
	Associated Banc-Corp.	350,319	7,175
	Ameris Bancorp	139,504	7,063
	CNO Financial Group Inc.	297,226	7,020
	Prosperity Bancshares Inc.	94,280	6,769
*	Enova International Inc.	190,095	6,503
	OneMain Holdings Inc.	107,572	6,445
	Hancock Whitney Corp.	143,310	6,369
	OFG Bancorp	282,455	6,248
	PacWest Bancorp	139,416	5,738
	Hilltop Holdings Inc.	148,736	5,414
	Brightsphere Investment Group Inc.	227,115	5,321
	Popular Inc.	69,229	5,196
	Walker & Dunlop Inc.	47,938	5,004
	Stewart Information Services Corp.	87,315	4,950
	New York Community Bancorp Inc.	429,602	4,734
	First Financial Bancorp	189,491	4,478
	PROG Holdings Inc.	91,540	4,406
	First American Financial Corp.	63,600	3,965
	Bank OZK	90,001	3,794
	Janus Henderson Group plc	93,897	3,644
	BOK Financial Corp.	40,549	3,512
	Banner Corp.	59,977	3,251
	Nelnet Inc. Class A	42,595	3,204
	Virtu Financial Inc. Class A	115,088	3,180
	Federated Hermes Inc.	90,934	3,084
	Universal Insurance Holdings Inc.	218,341	3,031
	Synovus Financial Corp.	68,542	3,008
	CVB Financial Corp.	144,924	2,984
	Affiliated Managers Group Inc.	17,687	2,727
	B Riley Financial Inc.	36,093	2,725
	Cowen Inc. Class A	62,103	2,549
	United Community Banks Inc.	78,009	2,497
	Westamerica BanCorp.	41,311	2,397
	Oppenheimer Holdings Inc. Class A	45,794	2,328
	First Bancorp. (XNYS)	175,380	2,091
*	Encore Capital Group Inc.	38,681	1,833
*	Mr Cooper Group Inc.	55,344	1,830
	Hope Bancorp Inc.	124,218	1,761
	Mercury General Corp.	23,368	1,518
	Southside Bancshares Inc.	39,049	1,493
	S&T Bancorp Inc.	47,642	1,491
	Kinsale Capital Group Inc.	8,765	1,444
	South State Corp.	17,443	1,426
	First Hawaiian Inc.	46,170	1,308
*	Silvergate Capital Corp. Class A	10,472	1,187
	Old National Bancorp	64,922	1,143
	Heartland Financial USA Inc.	21,445	1,008
*	Enstar Group Ltd.	4,219	1,008
	American Equity Investment Life Holding Co.	27,918	902
	Radian Group Inc.	39,292	874
	HomeStreet Inc.	20,827	848
	Columbia Banking System Inc.	19,210	741
	Wintrust Financial Corp.	9,159	693
	Curo Group Holdings Corp.	27,575	469
	First Interstate BancSystem Inc. Class A	11,145	466
*	Upstart Holdings Inc.	3,651	456
	UMB Financial Corp.	4,092	381
	Safety Insurance Group Inc.	4,301	337

		Shares	Market Value ($000)
	Preferred Bank	5,257	333
	WSFS Financial Corp.	6,479	302
			257,296
Health Care (15.7%)
	Bruker Corp.	137,385	10,439
*	Charles River Laboratories International Inc.	27,188	10,057
*	Medpace Holdings Inc.	50,016	8,834
*	Tenet Healthcare Corp.	113,237	7,586
*	LHC Group Inc.	34,343	6,878
	Select Medical Holdings Corp.	154,330	6,522
*	Veeva Systems Inc. Class A	19,154	5,956
*	Agenus Inc.	1,024,465	5,624
*	Nevro Corp.	33,114	5,490
*	Myriad Genetics Inc.	169,836	5,194
*	AMN Healthcare Services Inc.	52,611	5,102
*	Amedisys Inc.	19,897	4,873
*	Alkermes plc	185,211	4,541
*	Enanta Pharmaceuticals Inc.	98,518	4,336
*	Pacific Biosciences of California Inc.	119,881	4,192
*	Quidel Corp.	32,576	4,174
*	Atara Biotherapeutics Inc.	264,307	4,110
*	Apellis Pharmaceuticals Inc.	61,228	3,870
*	CareDx Inc.	42,034	3,847
*	Neogen Corp.	80,258	3,695
*	Novavax Inc.	17,272	3,667
*	Globus Medical Inc. Class A	46,726	3,623
*	CytomX Therapeutics Inc.	555,119	3,514
*	MEDNAX Inc.	116,550	3,514
*	Tivity Health Inc.	132,766	3,493
*	Allscripts Healthcare Solutions Inc.	177,102	3,278
*	Inovalon Holdings Inc. Class A	92,495	3,152
*	ImmunoGen Inc.	472,454	3,113
*	Inogen Inc.	47,400	3,089
	Ensign Group Inc.	33,807	2,930
*	Turning Point Therapeutics Inc.	37,547	2,929
*	Bluebird Bio Inc.	89,801	2,872
*	Natera Inc.	25,065	2,846
*	NextGen Healthcare Inc.	171,091	2,838
*	Travere Thrapeutics Inc.	193,407	2,822
*	Tandem Diabetes Care Inc.	28,814	2,807
*,1	Clovis Oncology Inc.	456,739	2,649
*	Denali Therapeutics Inc.	33,334	2,615
*	ModivCare Inc.	14,678	2,496
*	Emergent BioSolutions Inc.	39,497	2,488
*	STAAR Surgical Co.	14,955	2,281
*	Intercept Pharmaceuticals Inc.	114,167	2,280
*	AngioDynamics Inc.	83,983	2,278
	Owens & Minor Inc.	53,444	2,262
*	Dynavax Technologies Corp.	228,999	2,256
*	Covetrus Inc.	77,759	2,100
*	Puma Biotechnology Inc.	227,827	2,091
*	AnaptysBio Inc.	77,551	2,011
*	MacroGenics Inc.	74,540	2,002
*	Repligen Corp.	9,965	1,989
*	Invitae Corp.	58,153	1,962
*	Prestige Consumer Healthcare Inc.	36,407	1,897
*	Inari Medical Inc.	19,054	1,777
*	Community Health Systems Inc.	111,314	1,719

		Shares	Market Value ($000)
*	Minerva Neurosciences Inc.	715,684	1,660
*	Vanda Pharmaceuticals Inc.	73,545	1,582
*	NanoString Technologies Inc.	24,321	1,576
*	PTC Therapeutics Inc.	35,917	1,518
*	Meridian Bioscience Inc.	68,224	1,513
*	Esperion Therapeutics Inc.	66,925	1,415
*	Translate Bio Inc.	47,710	1,314
*	Twist Bioscience Corp.	9,851	1,313
*	Akebia Therapeutics Inc.	331,679	1,257
*	Pennant Group Inc.	30,441	1,245
*	Ironwood Pharmaceuticals Inc. Class A	95,140	1,224
*	Omnicell Inc.	7,807	1,182
*	Allogene Therapeutics Inc.	44,936	1,172
*	Option Care Health Inc.	47,267	1,034
*	Agios Pharmaceuticals Inc.	18,622	1,026
*	Zymeworks Inc.	28,859	1,001
*	Precision BioSciences Inc.	78,162	979
*	Tactile Systems Technology Inc.	18,794	977
	U.S. Physical Therapy Inc.	8,264	958
*	Iovance Biotherapeutics Inc.	36,040	938
*	Envista Holdings Corp.	21,718	938
*	BioCryst Pharmaceuticals Inc.	57,589	910
*	Personalis Inc.	35,394	895
*	Sarepta Therapeutics Inc.	11,297	878
*	Cardiovascular Systems Inc.	20,270	865
*	Apollo Medical Holdings Inc.	13,660	858
*,1	Fulgent Genetics Inc.	8,976	828
*	Assembly Biosciences Inc.	212,676	825
*	Blueprint Medicines Corp.	9,377	825
*	iRhythm Technologies Inc.	12,433	825
*	Molecular Templates Inc.	104,179	815
*	Sangamo Therapeutics Inc.	66,774	799
	Computer Programs and Systems Inc.	23,856	793
*	Radius Health Inc.	42,945	783
*	NeoGenomics Inc.	15,235	688
*	Merus NV	32,371	682
*	Fate Therapeutics Inc.	7,716	670
*	AtriCure Inc.	8,417	668
*	Veracyte Inc.	16,258	650
*	Cytokinetics Inc.	32,779	649
*	Precigen Inc.	95,719	624
*	Nektar Therapeutics Class A	35,075	602
*,1	Inovio Pharmaceuticals Inc.	64,601	599
*	MiMedx Group Inc.	47,702	597
*	Deciphera Pharmaceuticals Inc.	15,501	568
*	Odonate Therapeutics Inc.	161,720	564
*	Corcept Therapeutics Inc.	24,324	535
*,1	Sorrento Therapeutics Inc.	54,090	524
*	Xencor Inc.	14,949	516
	National HealthCare Corp.	7,339	513
*	Spectrum Pharmaceuticals Inc.	134,742	505
*	Arcturus Therapeutics Holdings Inc.	14,897	504
*	CorVel Corp.	3,618	486
*	Rigel Pharmaceuticals Inc.	104,846	455
*	Sage Therapeutics Inc.	7,947	451
*,1	Co-Diagnostics Inc.	53,218	439
*	REGENXBIO Inc.	11,228	436
*	Voyager Therapeutics Inc.	102,911	425

		Shares	Market Value ($000)
*	Inspire Medical Systems Inc.	2,161	418
*	GlycoMimetics Inc.	177,063	411
*	Endo International plc	87,719	411
*	Ultragenyx Pharmaceutical Inc.	4,249	405
	Chemed Corp.	850	403
*	Myovant Sciences Ltd.	16,878	384
*	IGM Biosciences Inc.	4,585	381
*	ACADIA Pharmaceuticals Inc.	14,518	354
*	Cara Therapeutics Inc.	24,692	352
*	Scholar Rock Holding Corp.	12,070	349
*	OPKO Health Inc.	82,054	332
*	WaVe Life Sciences Ltd.	48,932	326
*	Kiniksa Pharmaceuticals Ltd. Class A	22,925	319
*	Amneal Pharmaceuticals Inc.	61,720	316
*	Pliant Therapeutics Inc.	9,090	265
*	Lexicon Pharmaceuticals Inc.	43,089	198
*,1	Acorda Therapeutics Inc.	38,060	182
*	Immunovant Inc.	10,279	109
			260,946
Industrials (15.5%)
	EMCOR Group Inc.	89,737	11,055
	Kforce Inc.	175,047	11,016
*	GMS Inc.	220,419	10,611
	Hillenbrand Inc.	225,042	9,920
	Rush Enterprises Inc. Class A	204,573	8,846
	UFP Industries Inc.	115,288	8,571
	AGCO Corp.	65,485	8,538
	Boise Cascade Co.	142,656	8,324
	ABM Industries Inc.	176,227	7,816
	Triton International Ltd.	136,892	7,165
	Herman Miller Inc.	141,298	6,661
*	Atkore Inc.	93,405	6,632
	Oshkosh Corp.	46,883	5,844
	Allison Transmission Holdings Inc.	145,428	5,779
	Terex Corp.	113,666	5,413
	Mueller Industries Inc.	120,015	5,198
	Booz Allen Hamilton Holding Corp. Class A	60,358	5,141
	Ennis Inc.	238,271	5,128
	Ryder System Inc.	64,422	4,789
*	Beacon Roofing Supply Inc.	88,564	4,716
	ArcBest Corp.	80,925	4,709
	Franklin Electric Co. Inc.	57,344	4,623
	Deluxe Corp.	95,067	4,541
	Applied Industrial Technologies Inc.	49,304	4,490
*	Titan Machinery Inc.	144,508	4,471
	GrafTech International Ltd.	383,888	4,461
	Acuity Brands Inc.	23,347	4,367
	Tetra Tech Inc.	34,727	4,238
	nVent Electric plc	128,860	4,026
*	Meritor Inc.	161,843	3,790
	Primoris Services Corp.	125,155	3,683
	ManpowerGroup Inc.	28,243	3,358
*	Echo Global Logistics Inc.	105,036	3,229
*	American Woodmark Corp.	36,174	2,955
*	Cornerstone Building Brands Inc.	143,371	2,606
*	Avis Budget Group Inc.	31,591	2,461
	Douglas Dynamics Inc.	57,184	2,327
*	Veritiv Corp.	36,995	2,272

		Shares	Market Value ($000)
*	Masonite International Corp.	19,691	2,201
	Argan Inc.	44,801	2,141
	ADT Inc.	194,948	2,104
*	Generac Holdings Inc.	4,956	2,057
*	SiteOne Landscape Supply Inc.	11,688	1,978
	HNI Corp.	39,396	1,732
*	Upwork Inc.	28,268	1,648
*	Desktop Metal Inc. Class A	142,960	1,644
*	Hub Group Inc. Class A	24,711	1,630
	Astec Industries Inc.	25,759	1,621
*	JELD-WEN Holding Inc.	55,494	1,457
	Schneider National Inc. Class B	64,427	1,403
*	Allegiant Travel Co.	7,222	1,401
	Matson Inc.	20,945	1,340
*	Tutor Perini Corp.	96,115	1,331
*	Kelly Services Inc. Class A	52,919	1,268
	Exponent Inc.	13,848	1,235
*	AECOM	18,816	1,191
*	SPX Corp.	18,825	1,150
	Matthews International Corp. Class A	31,537	1,134
	Wabash National Corp.	70,899	1,134
*	Atlas Air Worldwide Holdings Inc.	16,386	1,116
	H&E Equipment Services Inc.	32,607	1,085
*	Blue Bird Corp.	43,508	1,082
	Pitney Bowes Inc.	113,017	991
*	Herc Holdings Inc.	8,468	949
	McGrath RentCorp.	8,689	709
*	Vicor Corp.	6,652	703
	Interface Inc. Class A	41,285	632
*	TrueBlue Inc.	21,957	617
	Global Industrial Co.	16,382	601
*	Quad/Graphics Inc.	135,304	562
	Encore Wire Corp.	5,921	449
	Timken Co.	5,040	406
*	Daseke Inc.	57,380	372
*	MYR Group Inc.	3,950	359
	REV Group Inc.	21,650	340
*	Fluor Corp.	17,641	312
	Werner Enterprises Inc.	6,246	278
			258,133
Information Technology (14.6%)
	Jabil Inc.	222,681	12,942
*	Manhattan Associates Inc.	85,455	12,377
*	Workiva Inc. Class A	96,693	10,765
*	Box Inc. Class A	420,803	10,752
	TTEC Holdings Inc.	103,287	10,648
*	Comm Scope Holding Co. Inc.	398,753	8,497
	Avnet Inc.	177,005	7,094
	MKS Instruments Inc.	39,270	6,988
*	Ultra Clean Holdings Inc.	129,858	6,976
	Maximus Inc.	78,241	6,883
	SYNNEX Corp.	53,370	6,498
*	Teradata Corp.	126,918	6,342
*	Extreme Networks Inc.	539,417	6,020
*	Nutanix Inc. Class A	156,539	5,983
*	Domo Inc. Class B	69,033	5,580
*	Avaya Holdings Corp.	201,251	5,414
*	Five9 Inc.	25,686	4,711

		Shares	Market Value ($000)
*	Plantronics Inc.	110,603	4,615
*	A10 Networks Inc.	399,523	4,499
*	Alarm.com Holdings Inc.	52,271	4,427
	Kulicke & Soffa Industries Inc.	70,721	4,328
*	Concentrix Corp.	23,876	3,839
	Amkor Technology Inc.	145,353	3,441
*	Diebold Nixdorf Inc.	265,758	3,412
*	Enphase Energy Inc.	18,102	3,324
	Alliance Data Systems Corp.	27,912	2,908
*	Agilysys Inc.	49,789	2,832
*	Tenable Holdings Inc.	67,418	2,788
*	Alpha & Omega Semiconductor Ltd.	89,520	2,721
*	3D Systems Corp.	67,969	2,717
*	Sanmina Corp.	69,002	2,688
*	LiveRamp Holdings Inc.	55,583	2,604
*	MACOM Technology Solutions Holdings Inc. Class H	40,404	2,589
*	Bill.Com Holdings Inc.	13,370	2,449
*	Benefitfocus Inc.	166,496	2,348
*	Axcelis Technologies Inc.	54,831	2,216
*	Cohu Inc.	56,608	2,083
*	Mimecast Ltd.	39,180	2,078
*	Zuora Inc. Class A	119,516	2,062
	Xperi Holding Corp.	92,527	2,058
*	Super Micro Computer Inc.	55,688	1,959
*	Verint Systems Inc.	41,400	1,866
*	NETGEAR Inc.	46,136	1,768
*	NeoPhotonics Corp.	165,276	1,687
*	Digital Turbine Inc.	21,825	1,659
*	Marathon Digital Holdings Inc.	51,793	1,625
*	Unisys Corp.	63,599	1,610
*	Cornerstone OnDemand Inc.	31,076	1,603
*	SMART Global Holdings Inc.	33,454	1,595
	CSG Systems International Inc.	31,859	1,503
*	Vonage Holdings Corp.	101,488	1,462
*	Cirrus Logic Inc.	16,711	1,422
*,1	SunPower Corp.	47,377	1,384
*	Riot Blockchain Inc.	36,126	1,361
*	Plexus Corp.	14,416	1,318
*	Veeco Instruments Inc.	50,925	1,224
*	Momentive Global Inc.	53,591	1,129
*	Itron Inc.	11,108	1,111
*	International Money Express Inc.	72,465	1,076
*	Ichor Holdings Ltd.	19,781	1,064
*	Infinera Corp.	91,561	934
*	Arlo Technologies Inc.	132,892	900
*	Allegro MicroSystems Inc.	31,202	864
*	Advanced Micro Devices Inc.	8,956	841
*	FireEye Inc.	40,137	812
*	Calix Inc.	16,690	793
*	Brightcove Inc.	53,597	769
*	Corsair Gaming Inc.	21,990	732
*,1	MicroVision Inc.	42,712	715
	ADTRAN Inc.	34,592	714
*	Conduent Inc.	94,617	710
*	Yext Inc.	47,425	678
*	Cognyte Software Ltd.	20,682	507
*	Cerence Inc.	3,410	364

		Shares	Market Value ($000)
*	Cleanspark Inc.	19,351	322
			243,577
Materials (4.4%)
	Louisiana-Pacific Corp.	146,236	8,817
	Element Solutions Inc.	339,343	7,934
	Olin Corp.	156,821	7,254
	Schnitzer Steel Industries Inc. Class A	145,363	7,130
	Commercial Metals Co.	201,665	6,195
	Sensient Technologies Corp.	54,959	4,757
	U.S. Steel Corp.	179,360	4,305
*	TimkenSteel Corp.	265,892	3,762
*	O-I Glass Inc.	188,202	3,073
*	Kraton Corp.	89,757	2,898
	Cabot Corp.	40,796	2,322
	Worthington Industries Inc.	25,742	1,575
	Trinseo SA	26,116	1,563
	SunCoke Energy Inc.	198,790	1,419
	Ashland Global Holdings Inc.	12,683	1,110
	Warrior Met Coal Inc.	61,629	1,060
*	MP Materials Corp.	28,421	1,048
	Eagle Materials Inc.	7,102	1,009
	Tredegar Corp.	72,983	1,005
*	Orion Engineered Carbons SA	51,544	979
	Stepan Co.	7,014	844
*	Koppers Holdings Inc.	21,380	692
*	AdvanSix Inc.	19,024	568
*	Cleveland-Cliffs Inc.	24,484	528
*	Clearwater Paper Corp.	15,748	456
	Hawkins Inc.	9,500	311
*	Coeur Mining Inc.	32,202	286
			72,900
Real Estate (7.1%)
	MGM Growth Properties LLC Class A	291,327	10,668
	PotlatchDeltic Corp.	170,085	9,040
	Life Storage Inc.	80,528	8,645
*	Redfin Corp.	123,775	7,849
	Sabra Health Care REIT Inc.	428,748	7,803
	Piedmont Office Realty Trust Inc. Class A	363,489	6,714
*	Outfront Media Inc.	270,821	6,508
	Uniti Group Inc.	589,145	6,239
	Apartment Investment and Management Co. Class A	676,668	4,540
[1]	Tanger Factory Outlet Centers Inc.	230,461	4,344
	Global Net Lease Inc.	210,462	3,894
[1]	GEO Group Inc.	483,538	3,443
	Brixmor Property Group Inc.	144,839	3,315
	SITE Centers Corp.	165,718	2,496
	RE/MAX Holdings Inc. Class A	72,013	2,400
*	Realogy Holdings Corp.	129,334	2,356
	Office Properties Income Trust	75,821	2,222
*	Ryman Hospitality Properties Inc.	27,602	2,179
	Highwoods Properties Inc.	47,364	2,139
*	Sunstone Hotel Investors Inc.	170,342	2,116
	Macerich Co.	101,203	1,847
	CareTrust REIT Inc.	70,057	1,627
	American Finance Trust Inc.	187,621	1,591
	Apple Hospitality REIT Inc.	98,203	1,499
	One Liberty Properties Inc.	49,038	1,392

		Shares	Market Value ($000)
	RPT Realty	101,168	1,313
	Columbia Property Trust Inc.	70,850	1,232
	Universal Health Realty Income Trust	18,129	1,116
	Alexander's Inc.	3,928	1,053
*	Alexander & Baldwin Inc.	56,324	1,032
	Service Properties Trust	76,454	963
	City Office REIT Inc.	59,087	734
	UMH Properties Inc.	33,190	724
*	Xenia Hotels & Resorts Inc.	38,072	713
	Kite Realty Group Trust	23,751	523
	Retail Properties of America Inc. Class A	44,512	510
*	Chatham Lodging Trust	32,527	419
	Washington REIT	17,984	414
	Preferred Apartment Communities Inc. Class A	37,794	369
	Easterly Government Properties Inc.	16,363	345
	Retail Value Inc.	14,991	326
			118,652
Utilities (2.4%)
	NextEra Energy Partners LP	113,263	8,649
	Hawaiian Electric Industries Inc.	159,244	6,733
	National Fuel Gas Co.	106,225	5,550
	MDU Resources Group Inc.	153,151	4,800
	Otter Tail Corp.	78,459	3,830
	IDACORP Inc.	25,276	2,464
*	Southwest Gas Holdings Inc.	36,150	2,393
	Unitil Corp.	33,551	1,777
	Portland General Electric Co.	31,748	1,463
	Spire Inc.	15,685	1,133
	Clearway Energy Inc. Class A	22,718	573
	American States Water Co.	5,218	415
			39,780
Total Common Stocks (Cost $1,276,933)			1,657,069
Temporary Cash Investments (1.2%)
Money Market Fund (1.1%)
[2,3]	Vanguard Market Liquidity Fund, 0.056%	189,432	18,943
		Face Amount ($000)
U.S. Government and Agency Obligations (0.1%)
[4]	U.S. Treasury Bill, 0.038%, 8/26/21	700	700
Total Temporary Cash Investments (Cost $19,641)			19,643
Total Investments (100.8%) (Cost $1,296,574)			1,676,712
Other Assets and Liabilities—Net (-0.8%)			(13,223)
Net Assets (100%)			1,663,489
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $14,211,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $14,886,000 was received for securities on loan, of which $13,060,000 is held in Vanguard Market Liquidity Fund and $1,826,000 is held in cash.
4	Securities with a value of $458,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	September 2021	15	1,731	7
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments and derivatives as of June 30, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	1,657,069	—	—	1,657,069
Temporary Cash Investments	18,943	700	—	19,643
Total	1,676,012	700	—	1,676,712
Derivative Financial Instruments
Assets
Futures Contracts[1]	7	—	—	7
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.